JPMorgan International Focus Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Australia — 1.5%
Telstra Group Ltd.	7,587	24,181
Belgium — 2.2%
KBC Group NV	333	34,774
Brazil — 1.0%
MercadoLibre, Inc. *	7	16,000
Canada — 5.9%
Alimentation Couche-Tard, Inc.	462	23,995
Intact Financial Corp.	123	25,407
Royal Bank of Canada	219	28,074
WSP Global, Inc.	76	15,715
		93,191
China — 7.7%
Alibaba Group Holding Ltd.	2,208	33,200
Tencent Holdings Ltd.	835	58,453
Yum China Holdings, Inc.	635	29,642
		121,295
France — 11.1%
Air Liquide SA	246	48,363
Cie Generale des Etablissements Michelin SCA	520	18,515
Engie SA	1,041	23,403
Legrand SA	269	39,757
Safran SA	135	44,368
		174,406
Germany — 7.6%
Deutsche Telekom AG (Registered)	630	22,577
Infineon Technologies AG	627	24,637
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	53	34,506
Siemens AG (Registered)	151	38,554
		120,274
Greece — 1.1%
National Bank of Greece SA	1,264	17,634
Hong Kong — 2.1%
Hong Kong Exchanges & Clearing Ltd.	610	33,013
India — 2.9%
HDFC Bank Ltd., ADR	599	45,971
Indonesia — 1.4%
Bank Central Asia Tbk. PT	43,232	21,668
Ireland — 1.1%
Kingspan Group plc	200	16,604
Italy — 2.1%
UniCredit SpA	452	33,232

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — 12.6%
Hoya Corp.	214	27,062
IHI Corp.	192	21,425
ITOCHU Corp.	432	22,638
Kao Corp.	480	21,594
Mitsubishi UFJ Financial Group, Inc.	2,421	33,364
Mitsui Fudosan Co. Ltd.	2,603	23,265
Sony Group Corp.	2,040	49,064
		198,412
Netherlands — 1.7%
Heineken NV	336	26,381
Saudi Arabia — 1.6%
Al Rajhi Bank	1,005	25,350
Singapore — 3.1%
DBS Group Holdings Ltd.	1,348	49,471
South Korea — 3.1%
Kia Corp.	308	22,535
SK Hynix, Inc.	139	26,866
		49,401
Spain — 1.3%
Iberdrola SA	1,174	20,636
Sweden — 3.1%
Atlas Copco AB, Class A	1,338	20,378
Volvo AB, Class B	982	28,188
		48,566
Switzerland — 2.0%
Lonza Group AG (Registered)	44	30,646
Taiwan — 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	216	52,296
Taiwan Semiconductor Manufacturing Co. Ltd.	888	34,187
		86,483
United Kingdom — 8.6%
3i Group plc	729	39,827
Compass Group plc	658	23,123
London Stock Exchange Group plc	179	21,850
NatWest Group plc	2,896	20,102
RELX plc	595	30,894
		135,796
United States — 8.3%
Nestle SA (Registered)	387	33,796

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Novartis AG (Registered)	286	32,574
Shell plc	1,779	63,924
		130,294
Total Common Stocks (Cost $1,223,769)		1,553,679
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b) (Cost $20,972)	20,968	20,972
Total Investments — 99.9% (Cost $1,244,741)		1,574,651
Other Assets in Excess of Liabilities — 0.1%		1,459
NET ASSETS — 100.0%		1,576,110

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.7%
Semiconductors & Semiconductor Equipment	8.8
Capital Markets	6.0
Machinery	4.4
Oil, Gas & Consumable Fuels	4.1
Insurance	3.8
Interactive Media & Services	3.7
Hotels, Restaurants & Leisure	3.4
Broadline Retail	3.1
Household Durables	3.1
Chemicals	3.1
Diversified Telecommunication Services	3.0
Aerospace & Defense	2.8
Electrical Equipment	2.5
Industrial Conglomerates	2.4
Food Products	2.1
Pharmaceuticals	2.1
Professional Services	2.0
Life Sciences Tools & Services	1.9
Health Care Equipment & Supplies	1.7
Beverages	1.7
Consumer Staples Distribution & Retail	1.5
Multi-Utilities	1.5
Real Estate Management & Development	1.5
Trading Companies & Distributors	1.4
Automobiles	1.4
Personal Care Products	1.4
Electric Utilities	1.3
Automobile Components	1.2
Building Products	1.1
Construction & Engineering	1.0
Short-Term Investments	1.3

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$24,181	$—	$24,181
Belgium	—	34,774	—	34,774
Brazil	16,000	—	—	16,000
Canada	93,191	—	—	93,191
China	29,642	91,653	—	121,295
France	—	174,406	—	174,406
Germany	—	120,274	—	120,274
Greece	—	17,634	—	17,634

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$33,013	$—	$33,013
India	45,971	—	—	45,971
Indonesia	—	21,668	—	21,668
Ireland	—	16,604	—	16,604
Italy	—	33,232	—	33,232
Japan	—	198,412	—	198,412
Netherlands	—	26,381	—	26,381
Saudi Arabia	—	25,350	—	25,350
Singapore	—	49,471	—	49,471
South Korea	—	49,401	—	49,401
Spain	—	20,636	—	20,636
Sweden	—	48,566	—	48,566
Switzerland	—	30,646	—	30,646
Taiwan	52,296	34,187	—	86,483
United Kingdom	—	135,796	—	135,796
United States	—	130,294	—	130,294
Total Common Stocks	237,100	1,316,579	—	1,553,679
Short-Term Investments
Investment Companies	20,972	—	—	20,972
Total Investments in Securities	$258,072	$1,316,579	$—	$1,574,651
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$26,162	$396,390	$401,581	$1	$— (c)	$20,972	20,968	$575	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	49,416	202,213	251,629	—	—	—	—	613	—
Total	$75,578	$598,603	$653,210	$1	$— (c)	$20,972		$1,188	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
(c)	Amount rounds to less than one thousand.